Waddell & Reed Advisors Funds

Supplement dated November 25, 2013 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2013

The following replaces the second sentence of the first paragraph of the "Principal Investment Strategies" section on page 20 of the Waddell & Reed Advisors Equity Funds Prospectus:

Small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of September 30, 2013, this range of market capitalizations was between approximately $42 million and $4.81 billion.